Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 85.78%
Automotive — 2.63%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	$ 387,019
Ford Motor 4.75% 1/15/43	265,000	193,709
Ford Motor Credit
3.375% 11/13/25	260,000	241,453
4.542% 8/1/26	270,000	253,690
7.35% 3/6/30	475,000	481,547

Goodyear Tire & Rubber 5.25% 7/15/31	390,000	323,090
		1,880,508
Basic Industry — 7.25%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	225,000	224,161
Chemours 144A 5.75% 11/15/28 #	485,000	421,409
CP Atlas Buyer 144A 7.00% 12/1/28 #	250,000	196,389
Domtar 144A 6.75% 10/1/28 #	216,000	179,191
First Quantum Minerals
144A 6.875% 10/15/27 #	440,000	422,711
144A 7.50% 4/1/25 #	320,000	319,795
144A 8.625% 6/1/31 #	550,000	548,037
FMG Resources August 2006
144A 5.875% 4/15/30 #	330,000	302,155
144A 6.125% 4/15/32 #	150,000	136,619
Novelis
144A 3.875% 8/15/31 #	95,000	75,992
144A 4.75% 1/30/30 #	975,000	845,120

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	735,000	633,138
Standard Industries 144A 3.375% 1/15/31 #	680,000	526,481
Vibrantz Technologies 144A 9.00% 2/15/30 #	447,000	356,381
		5,187,579
Capital Goods — 4.28%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	425,000	321,317
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	220,000	183,684
144A 4.00% 9/1/29 #	230,000	180,303
Bombardier
144A 6.00% 2/15/28 #	441,000	400,523
144A 7.50% 2/1/29 #	242,000	229,962
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	75,000	69,808
144A 8.75% 4/15/30 #	240,000	206,194
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	525,000	$ 507,088
144A 9.25% 4/15/27 #	190,000	166,340

Sealed Air 144A 5.00% 4/15/29 #	215,000	193,564
TransDigm 144A 6.875% 12/15/30 #	615,000	603,757
		3,062,540
Consumer Goods — 1.19%
Acushnet 144A 7.375% 10/15/28 #	145,000	146,269
Cerdia Finanz 144A 10.50% 2/15/27 #	320,000	315,467
Pilgrim's Pride 4.25% 4/15/31	465,000	388,451
		850,187
Electric — 3.08%
Calpine
144A 3.75% 3/1/31 #	440,000	354,991
144A 4.625% 2/1/29 #	155,000	130,009
144A 5.00% 2/1/31 #	510,000	413,003
144A 5.125% 3/15/28 #	270,000	240,728
Vistra
144A 7.00% 12/15/26 #, μ, ψ	785,000	717,109
144A 8.00% 10/15/26 #, μ, ψ	365,000	347,868
		2,203,708
Energy — 12.99%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	495,000	445,690
144A 7.00% 11/1/26 #	230,000	224,885
Callon Petroleum
144A 7.50% 6/15/30 #	475,000	461,155
144A 8.00% 8/1/28 #	290,000	290,672

CNX Midstream Partners 144A 4.75% 4/15/30 #	240,000	200,068
CNX Resources 144A 6.00% 1/15/29 #	485,000	453,651
Crestwood Midstream Partners
144A 6.00% 2/1/29 #	317,000	306,314
144A 7.375% 2/1/31 #	70,000	71,372
EQM Midstream Partners
144A 4.75% 1/15/31 #	607,000	523,170
6.50% 7/15/48	124,000	109,180
Genesis Energy
7.75% 2/1/28	375,000	355,908
8.00% 1/15/27	775,000	747,894
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	469,442
144A 6.00% 2/1/31 #	70,000	61,849
144A 6.25% 4/15/32 #	268,000	238,579

Murphy Oil 6.375% 7/15/28	820,000	806,806
NQ-FLA [0923] 1123 (3217060)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
NuStar Logistics
6.00% 6/1/26	267,000	$ 259,314
6.375% 10/1/30	310,000	293,982
Southwestern Energy
5.375% 2/1/29	75,000	69,142
5.375% 3/15/30	750,000	684,193

Transocean 144A 8.00% 2/1/27 #	380,000	366,166
USA Compression Partners
6.875% 4/1/26	270,000	264,761
6.875% 9/1/27	500,000	485,239
Vital Energy
144A 7.75% 7/31/29 #	420,000	391,146
9.75% 10/15/30	165,000	168,828

Weatherford International 144A 8.625% 4/30/30 #	545,000	549,654
		9,299,060
Financial Services — 2.81%
AerCap Holdings 5.875% 10/10/79 μ	800,000	779,146
Air Lease 4.65% 6/15/26 μ, ψ	450,000	397,413
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	710,000	649,279
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	210,000	181,530
		2,007,368
Healthcare — 6.25%
AthenaHealth Group 144A 6.50% 2/15/30 #	200,000	167,528
Avantor Funding 144A 3.875% 11/1/29 #	425,000	363,709
Bausch Health 144A 11.00% 9/30/28 #	186,000	126,657
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	180,000	147,800
144A 3.50% 4/1/30 #	40,000	32,985

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	386,095
CHS 144A 4.75% 2/15/31 #	470,000	333,277
DaVita
144A 3.75% 2/15/31 #	240,000	182,653
144A 4.625% 6/1/30 #	210,000	172,696

Heartland Dental 144A 8.50% 5/1/26 #	504,000	475,625
Medline Borrower
144A 3.875% 4/1/29 #	385,000	325,830
144A 5.25% 10/1/29 #	605,000	523,631

Organon & Co. 144A 5.125% 4/30/31 #	665,000	533,824
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
4.375% 1/15/30	490,000	$ 422,086
6.125% 10/1/28	300,000	281,904
		4,476,300
Insurance — 4.57%
HUB International 144A 5.625% 12/1/29 #	470,000	409,844
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	740,000	746,272
144A 10.50% 12/15/30 #	560,000	570,785
NFP
144A 6.875% 8/15/28 #	645,000	553,357
144A 7.50% 10/1/30 #	185,000	177,908

USI 144A 6.875% 5/1/25 #	821,000	815,559
		3,273,725
Leisure — 6.36%
Boyd Gaming
4.75% 12/1/27	505,000	465,843
144A 4.75% 6/15/31 #	325,000	276,956
Caesars Entertainment
144A 7.00% 2/15/30 #	130,000	126,636
144A 8.125% 7/1/27 #	314,000	315,735
Carnival
144A 5.75% 3/1/27 #	565,000	511,940
144A 6.00% 5/1/29 #	565,000	482,596
144A 7.625% 3/1/26 #	245,000	238,500

Light & Wonder International 144A 7.25% 11/15/29 #	545,000	534,699
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	952,000	873,781
144A 7.25% 1/15/30 #	180,000	178,604

Scientific Games Holdings 144A 6.625% 3/1/30 #	635,000	548,519
		4,553,809
Media — 9.07%
AMC Networks 4.25% 2/15/29	450,000	276,750
Arches Buyer 144A 6.125% 12/1/28 #	465,000	378,015
CCO Holdings
144A 4.50% 8/15/30 #	875,000	719,353
4.50% 5/1/32	120,000	94,305
144A 5.375% 6/1/29 #	365,000	327,857

CMG Media 144A 8.875% 12/15/27 #	705,000	552,886

2    NQ-FLA [0923] 1123 (3217060)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings
144A 4.625% 12/1/30 #	600,000	$ 319,757
144A 5.00% 11/15/31 #	440,000	236,373
144A 5.75% 1/15/30 #	460,000	258,412

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	484,000	367,332
Directv Financing 144A 5.875% 8/15/27 #	670,000	593,251
DISH DBS 144A 5.75% 12/1/28 #	670,000	516,319
Gray Escrow II 144A 5.375% 11/15/31 #	885,000	580,319
Gray Television 144A 4.75% 10/15/30 #	275,000	182,525
Nexstar Media 144A 4.75% 11/1/28 #	345,000	285,975
Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	799,044
		6,488,473
Retail — 3.99%
Asbury Automotive Group
144A 4.625% 11/15/29 #	90,000	77,418
4.75% 3/1/30	320,000	274,084
Bath & Body Works
6.875% 11/1/35	295,000	263,799
6.95% 3/1/33	505,000	452,436

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	630,000	572,986
Michaels
144A 5.25% 5/1/28 #	265,000	211,943
144A 7.875% 5/1/29 #	205,000	134,118

Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	367,859
PetSmart 144A 7.75% 2/15/29 #	540,000	503,811
		2,858,454
Services — 5.70%
ADT Security 144A 4.125% 8/1/29 #	470,000	397,928
CDW 3.569% 12/1/31	675,000	556,672
Gartner 144A 4.50% 7/1/28 #	395,000	360,832
Iron Mountain
144A 5.25% 3/15/28 #	460,000	425,819
144A 5.25% 7/15/30 #	260,000	227,470

Prime Security Services Borrower 144A 5.75% 4/15/26 #	265,000	257,375
Staples 144A 7.50% 4/15/26 #	795,000	655,011
United Rentals North America 3.875% 2/15/31	435,000	362,407
White Cap Buyer 144A 6.875% 10/15/28 #	610,000	539,872
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)

White Cap Parent 144A PIK 8.25% 3/15/26 #, >	308,000	$ 297,554
		4,080,940
Technology & Electronics — 5.51%
Clarios Global 144A 8.50% 5/15/27 #	365,000	364,637
CommScope 144A 8.25% 3/1/27 #	225,000	147,355
CommScope Technologies 144A 6.00% 6/15/25 #	389,000	370,817
Entegris Escrow
144A 4.75% 4/15/29 #	212,000	190,782
144A 5.95% 6/15/30 #	585,000	543,141

Micron Technology 5.875% 9/15/33	365,000	347,941
NCR
144A 5.00% 10/1/28 #	220,000	197,126
144A 5.125% 4/15/29 #	115,000	101,441
144A 5.25% 10/1/30 #	450,000	388,248
Seagate HDD Cayman
5.75% 12/1/34	210,000	177,583
144A 8.25% 12/15/29 #	195,000	200,449

Sensata Technologies 144A 4.00% 4/15/29 #	575,000	495,675
SS&C Technologies 144A 5.50% 9/30/27 #	440,000	415,653
		3,940,848
Telecommunications — 7.10%
Altice France 144A 5.50% 10/15/29 #	690,000	497,204
Altice France Holding 144A 6.00% 2/15/28 #	705,000	349,638
Connect Finco 144A 6.75% 10/1/26 #	590,000	551,029
Consolidated Communications
144A 5.00% 10/1/28 #	520,000	386,812
144A 6.50% 10/1/28 #	510,000	399,713

Digicel International Finance 144A 8.75% 5/25/24 #	410,000	369,724
Frontier Communications Holdings
144A 5.00% 5/1/28 #	75,000	64,130
144A 5.875% 10/15/27 #	615,000	559,907
5.875% 11/1/29	200,000	146,290
144A 6.75% 5/1/29 #	255,000	196,525
144A 8.75% 5/15/30 #	110,000	104,558

Northwest Fiber 144A 4.75% 4/30/27 #	615,000	547,980
Sable International Finance 144A 5.75% 9/7/27 #	320,000	290,728
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	392,398
NQ-FLA [0923] 1123 (3217060)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)

VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	$ 224,187
		5,080,823
Transportation — 3.00%
Air Canada 144A 3.875% 8/15/26 #	410,000	372,497
American Airlines 144A 5.75% 4/20/29 #	384,726	358,132
Azul Secured Finance
144A 11.50% 5/28/29 #	183,462	158,735
144A 11.93% 8/28/28 #	420,000	416,488

Delta Air Lines 7.375% 1/15/26	224,000	226,948
Grupo Aeromexico 144A 8.50% 3/17/27 #	655,000	613,889
		2,146,689
Total Corporate Bonds (cost $68,514,249)		61,391,011

Loan Agreements — 11.09%
Amynta Agency Borrower 10.416% (SOFR01M + 5.10%) 2/28/28 •	713,212	714,215
Applied Systems 2nd Lien 12.14% (SOFR03M + 6.75%) 9/17/27 •	486,194	489,840
Bausch & Lomb TBD 5/10/27 X	369,205	359,117
Calpine 7.931% (SOFR01M + 2.61%) 12/16/27 •	452	452
Clarios Global 9.066% (SOFR01M + 3.75%) 5/6/30 •	365,000	365,046
CNT Holdings I 2nd Lien 12.049% (SOFR03M + 6.75%) 11/6/28 •	251,211	251,839
Epicor Software 2nd Lien 13.166% (SOFR01M + 7.85%) 7/31/28 •	368,200	370,540
Form Technologies Tranche B 10.017% (SOFR03M + 4.60%) 7/22/25 •	560,632	524,191
Guardian US Holdco 9.39% (SOFR03M + 4.00%) 1/31/30 •	298,252	298,858
Hamilton Projects Acquiror 9.931% (SOFR01M + 4.61%) 6/17/27 •	527,071	525,622
Hexion Holdings 1st Lien 10.033% (SOFR03M + 4.65%) 3/15/29 •	128,375	122,297
Hexion Holdings 2nd Lien 12.756% (SOFR01M + 7.44%) 3/15/30 •	330,000	272,250
HUB International 9.584% (SOFR03M + 4.25%) 6/20/30 •	156,000	156,665
Hunter Douglas Holding Tranche B-1 8.891% (SOFR03M + 3.50%) 2/26/29 •	204,464	199,608
INDICOR 9.89% (SOFR03M + 4.50%) 11/22/29 •	667,645	669,851
	Principal amount°	Value (US $)

Loan Agreements (continued)
Northwest Fiber 1st Lien Tranche B-2 9.184% (SOFR01M + 3.86%) 4/30/27 •	187,314	$ 185,324
PetSmart 9.166% (SOFR01M + 3.85%) 2/11/28 •	110,167	110,018
PMHC II 9.698% (SOFR03M + 4.40%) 4/23/29 •	84,573	80,250
Pre Paid Legal Services 2nd Lien 12.431% (SOFR01M + 7.11%) 12/14/29 •	100,000	91,750
SPX Flow 9.916% (SOFR01M + 4.60%) 4/5/29 •	406,078	405,920
Swf Holdings I 9.431% (SOFR01M + 4.11%) 10/6/28 •	400,732	341,624
UKG 2nd Lien 10.618% (SOFR03M + 5.35%) 5/3/27 •	774,000	774,276
Vantage Specialty Chemicals 1st Lien 10.081% (SOFR01M + 4.75%) 10/26/26 •	642,369	630,525
Total Loan Agreements (cost $7,918,804)		7,940,078
	Number of shares
Short-Term Investments — 1.98%
Money Market Mutual Funds — 1.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	353,631	353,631
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	353,633	353,633
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	353,633	353,633
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	353,633	353,633
Total Short-Term Investments (cost $1,414,530)		1,414,530

Total Value of Securities—98.85% (cost $77,847,583)		70,745,619
Receivables and Other Assets Net of Liabilities—1.15%		820,880
Net Assets Applicable to 13,516,747 Shares Outstanding—100.00%		$71,566,499

4    NQ-FLA [0923] 1123 (3217060)

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $49,738,217, which represents 69.50% of the Series' net assets.
>	PIK. 100% of the income received was in the form of cash.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after September 30, 2023, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Summary of abbreviations:
DAC – Designated Activity Company
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USD – US Dollar
NQ-FLA [0923] 1123 (3217060)    5